First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 49.3%
	Capital Markets — 2.4%
38,076	DigitalBridge Group, Inc.	$592,463
	Entertainment — 4.2%
5,216	Electronic Arts, Inc.	1,055,562
	Health Care Equipment & Supplies — 3.8%
5,340	Masimo Corp. (a)	952,816
	Health Care Providers & Services — 10.8%
55,903	Enhabit, Inc. (a)	768,107
61,229	Select Medical Holdings Corp.	1,004,768
181,886	Talkspace, Inc. (a)	943,988
		2,716,863
	Household Durables — 2.8%
15,157	Tri Pointe Homes, Inc. (a)	710,712
	Insurance — 5.0%
14,331	Brighthouse Financial, Inc. (a)	892,248
14,606	ProAssurance Corp. (a)	360,768
		1,253,016
	Media — 3.3%
343,653	Clear Channel Outdoor Holdings, Inc. (a)	824,767
	Office REITs — 3.8%
44,964	Peakstone Realty Trust	943,345
	Professional Services — 3.7%
11,371	CSG Systems International, Inc.	914,342
	Real Estate Management & Development — 2.8%
64,604	Kennedy-Wilson Holdings, Inc.	704,184
	Residential REITs — 3.3%
43,438	Veris Residential, Inc.	824,019
	Software — 3.4%
35,111	Clearwater Analytics Holdings, Inc., Class A (a)	849,686
	Total Common Stocks	12,341,775
	(Cost $12,237,497)
RIGHTS — 0.0%
	Biotechnology — 0.0%
69,580	89bio, Inc., expiring December 31, 2035 (a) (b) (c) (d)	0
43,869	Chinook Therapeutics, Inc., expiring December 21, 2029 (a) (b) (c) (d)	0
100,745	Icosavax, Inc., expiring January 1, 2029 (a) (b) (c) (d)	0
20,075	Metsera, Inc., no expiration date (a) (b) (c) (d)	0
		0
Shares	Description	Value

	Capital Markets — 0.0%
11,879	TPG, Inc., no expiration date (a) (b) (c) (d)	$0
	Consumer Staples Distribution & Retail — 0.0%
76,307	Walgreens Boots Alliance, Inc., no expiration date (a) (b) (c) (d)	0
	Health Care Equipment & Supplies — 0.0%
7,137	ABIOMED, Inc., expiring December 31, 2029 (a) (b) (c) (d)	0
97,345	Paragon 28, Inc., expiring December 31, 2026 (a) (b) (c) (d)	0
		0
	Pharmaceuticals — 0.0%
39,856	Mirati Therapeutics, Inc., expiring January 23, 2031 (a) (b) (c) (d)	0
	Total Rights	0
	(Cost $0)
MONEY MARKET FUNDS — 50.1%
12,539,553	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (e)	12,539,553
	(Cost $12,539,553)

	Total Investments — 99.4%	24,881,328
	(Cost $24,777,050)
	Net Other Assets and Liabilities — 0.6%	161,522
	Net Assets — 100.0%	$25,042,850

(a)	Non-income producing security.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At April 30, 2026, securities noted
as such are valued at $0 or 0.0% of net assets.

(d)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(e)	Rate shown reflects yield as of April 30, 2026.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows:

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$12,341,775	$12,341,775	$—	$—
Rights*	— **	—	—	— **
Money Market Funds	12,539,553	12,539,553	—	—
Total Investments	$24,881,328	$24,881,328	$—	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.